Schedule of Asset Acquired and Liabilities Assumed (Details) - USD ($)	Oct. 31, 2022	Jan. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Cash	$ 591,458	$ 591,458
Accounts receivable	2,715,515	2,715,515
Inventories	1,221,055	1,221,055
Fixed assets, net	503,907	503,907
Intangibles	10,574,334	10,574,334
Total identified assets acquired	15,606,269	15,606,269
Accounts payable and accrued expenses	1,606,269	1,606,269
Total liabilities assumed	1,606,269	1,606,269
Total net assets acquired	14,000,000	14,000,000
Total identified assets acquired	15,606,269	15,606,269
Total liabilities assumed	1,606,269	1,606,269
Total net assets acquired	$ 14,000,000	$ 14,000,000